SUPPLEMENT

DATED MARCH 1, 2014 TO

HARTFORD MODERATE ALLOCATION FUND

PROSPECTUS DATED MARCH 1, 2014

AND SUMMARY PROSPECTUS DATED MARCH 1, 2014

The above referenced Prospectus and Summary Prospectus reflect the change in name of The Hartford Balanced Allocation Fund to Hartford Moderate Allocation Fund, which will occur on or about May 30, 2014.

Accordingly, until on or about May 30, 2014, all references to Hartford Moderate Allocation Fund in the Prospectus and Summary Prospectus shall be replaced with references to The Hartford Balanced Allocation Fund.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED MARCH 1, 2014 TO

THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR THE HARTFORD MUTUAL FUNDS, INC. (THE “SAI”)

DATED MARCH 1, 2014

The above referenced Statement of Additional Information reflects the change in name of The Hartford Balanced Allocation Fund to Hartford Moderate Allocation Fund, which will occur on or about May 30, 2014.

Accordingly, until on or about May 30, 2014, all references to Hartford Moderate Allocation Fund in the Statement of Additional Information shall be replaced with references to The Hartford Balanced Allocation Fund.

This Supplement should be retained with your SAI for future reference.

HV-7193	March 2014